Note Payable, Product, Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Minimum future note payments
Year ending December 31,	Amount

Remainder of 2018	$21,009
2019	31,428
2020	35,832
2021	5,789
Total	$94,058

Years ending December 31,	Amount

2018	$ 5,372,743
Total	$ 5,372,743